GAM AVALON LANCELOT, LLC
                     (FORMERLY GAM AVALON MULTI-GLOBAL, LLC)

                              FINANCIAL STATEMENTS

                        FOR THE YEAR ENDED MARCH 31, 2003

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Management's Discussion and Analysis                                           1
Report of Independent Accountants                                              3
Schedule of Investments                                                        4
Statement of Financial Condition                                               5
Statement of Operations                                                        6
Statements of Changes in Members' Capital                                      7
Statement of Cash Flows                                                        8
Notes to Financial Statements                                               9-12
Directors and Executive Officers Information                                  13

GAM AVALON LANCELOT, LLC
MANAGEMENT'S DISCUSSION & ANALYSIS

FUND MANAGEMENT

DAVID SMITH IS THE HEAD OF THE MULTI-MANAGER TEAM AND RESPONSIBLE FOR GAM'S GLOBAL AND EUROPEAN MULTI-MANAGER INVESTMENTS. PRIOR TO JOINING GAM IN MARCH 1998 HE WAS HEAD OF INVESTMENT RESEARCH AND MANAGEMENT AT BUCK CONSULTANTS. HE JOINED BUCK IN 1992 FROM THE ACTUARIAL INVESTMENT CONSULTANCY DIVISION OF A LEADING FIRM OF CONSULTANTS. DAVID RECEIVED A BA (HONS) IN ECONOMICS AND HAS ASSOCIATE QUALIFICATIONS FROM IIMR AND THE SECURITIES INSTITUTE.

The Fund's investment objective is to achieve long-term capital appreciation with diversification of risk from investments in financial markets worldwide. This Fund uses Portfolio Managers employing a wide range of investment styles that may include investments in options, futures and other financial derivatives, distressed securities, and emerging markets, in addition to investment strategies emphasizing more traditional investments such as stocks and bonds. This Fund does not seek to emphasize any particular country, region, industry or sector, but seeks to allocate its assets among a diverse group of Portfolio Managers using different investment styles whose performance is not expected to be correlated with each other.


REPORT TO MEMBERS

The Facts
                                             GAM Avalon
                                            Lancelot, LLC       MSCI World Index
                                            ------------------------------------

31st March, 2003                              USD$97.72             USD$2,074.67
                                                      %                        %
Quarter to March, 2003                            0.72%                   -4.94%
April, 2002 to March, 2003                       -2.63%                  -23.85%
Since inception*                                 -2.28%                  -32.75%

*Inception date - 1st May, 2001

          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                [OBJECT OMITTED]

            GAM Avalon Lancelot, LLC           MSCI World Index
2003                -2.63%                         -23.85%
2002*                0.36%                         -11.69%

* For the period from inception to 31st March, 2002

REVIEW AND OUTLOOK
For the 12 month period ending March 31, 2003, GAM Avalon Lancelot, LLC declined by 2.63% versus the MSCI World Index's decline of 23.85%.

Equity and credit markets throughout the period experienced exceptional volatility resulting from sluggish economic data, a mixed corporate earnings picture and continuing corporate scandals. More recently, geopolitical uncertainties surrounding the Iraq conflict plagued the market. In the light of this challenging environment, the Fund has achieved a steady return with low correlation to equity markets and low volatility. We have been encouraged by the marginally positive performance of our equity hedge managers, despite their reluctance to take strong directional bets in such unpredictable markets. Caution prevails and they have reduced net exposures, preferring to adopt a market neutral stance. Capital protection has been the dominant strategy with managers focusing on stock specific opportunities such as Autostrade, Safeway, the Pfizer Pharmacia deal and the corporate scandals at Ahold. Amongst the trading funds, macro discretionary has been the strongest contributing sector overall, but the portfolio has also benefited from its allocation to systematic trend followers. Trading managers are currently skeptical about an economic recovery based on weak fundamentals and are maintaining very light exposures.

MARKET OVERVIEW

The slow, anemic economic recovery following the bubble years of the 1990s has failed to lead to a sustained improvement. Markets appear to be driven by emotion, fear and greed rather than by underlying fundamentals. Volumes have been low with an absence of real buyers and with minimal sellers. There is little doubt that enormous pressure is being brought to bear on central bankers, politicians and the media to talk up the prospects of global economic growth. Unfortunately we see little fundamental support for this bullishness. In fact, in our view, the case for a rising equity market is based on a flimsy foundation: the belief that there cannot be a bear market for a fourth consecutive year.

This bullishness is a self-fulfilling prophesy, albeit a tenuous one. The consensus has garnered such support of late that there is considerable weight behind a short-term cyclical recovery, not unlike Japan's during the 1990s. In general, investors are significantly underweight stocks relative to bonds and cash. The twin fears, of missing a 10% rally in a low return environment and entering too early, only to suffer a further 10% to 15% fall, have paralyzed asset allocators across the globe. The mix threatens to turn a sharp move to the upside, whether triggered by better than expected earnings results or a sustained short squeeze, into a feeding frenzy with powerful short-term momentum as allocators pile in to avoid missing the rally.

OUTLOOK AND STRATEGY

Viewed from a secular perspective, the evidence suggests that the bear market will continue for the foreseeable future. Valuations are not cheap: the S&P 500 index is currently trading around the 900 level with 2003 and 2004 P/E ratios of 17x and 16x respectively. Consensus estimates predict corporate earnings growth for the calendar year 2003 of 7.5%, though this does not appear to be realistic when viewed in the context of deteriorating business prospects. In Europe, the reluctance of the ECB to stimulate the economy through more significant interest rate cuts and the outbreak of the SARS virus in Asia have made an imminent recovery less likely.

We continue to maintain a balanced portfolio of strategies and have been encouraged by the Fund's steady performance, reflecting its diversified exposure. We believe that we are well positioned to weather conditions of continuing volatility in secular bear equity markets which are punctuated by sharp rallies and sell-offs.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Members of GAM Avalon Lancelot, LLC

In our opinion, the accompanying statement of financial condition, including the schedule of investments, and the related statements of operations, of changes in members' capital and of cash flows and the financial highlights present fairly, in all material respects, the financial position of GAM Avalon Lancelot, LLC (formerly GAM Avalon Multi-Global, LLC) (the "Fund") at March 31, 2003, the results of its operations and cash flows for the year then ended and the changes in its members' capital and the financial highlights for the year then ended and the period May 1, 2001 (commencement of operations) through March 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights hereafter referred to as "financial statements" are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
May 22, 2003

GAM Avalon Lancelot, LLC
Schedule of Investments
March 31, 2003
--------------------------------------------------------------------------------

                                                                                   % OF
FUND NAME                                          COST         FAIR VALUE      NET ASSETS
------------------------                      --------------  --------------  --------------
Capital Hedge Fund, Ltd. (1)                   $  9,075,000    $  9,730,931        19.57%
Theorema Europe Fund, Ltd.                        6,730,000       6,657,739        13.39%
AIG Portfolio Diversification Fund LLC            4,750,000       4,770,349         9.60%
Boyer Allan Pacific Fund                          4,025,000       4,012,399         8.07%
Green T. Fund, Ltd.                               3,300,191       3,360,301         6.76%
Global Undervalued Securities Fund, Ltd.          2,830,000       2,821,088         5.67%
Amici Qualified Associates LP                     2,600,000       2,671,054         5.37%
Other                                            14,415,000      15,539,842        31.26%
                                              --------------  --------------      --------

TOTAL                                          $ 47,725,191    $ 49,563,703        99.69%
                                              ==============  ==============      ========

(1) The Fund's proportional share of investments owned by investment fund which constituted 5% or more of the net assets included the following:

                                                            Value
       US T-note, 3.00%, 2/2008                             3,851,298
       US T-note, 1.63%, 3/2005                             4,083,843

No other individual investment of investment funds constituted 5% or more of net assets of GAM Avalon Galahad, LLC.

The  aggregate  cost  of  investments  for tax  purposes  was  $48,578,196.  Net unrealized appreciation on investments for tax purposes was $985,507 consisting of $1,315,738 of gross unrealized appreciation and $330,231 of gross unrealized depreciation.


The accompanying notes are an integral part of these financial statements.

GAM Avalon Lancelot, LLC
Statement of Financial Condition
March 31, 2003
-------------------------------------------------------------------------------------------

ASSETS
Investments in investment funds, at fair value (cost $47,725,191)             $ 49,563,703
Cash and cash equivalents                                                        2,151,447
Investments paid in advance                                                      9,500,000
                                                                             --------------

    TOTAL ASSETS                                                                61,215,150
                                                                             --------------
LIABILITIES
Subscriptions received in advance                                               11,235,002
Management fee                                                                      88,128
Tender payable                                                                      86,121
Other accrued expenses                                                              87,336
                                                                             --------------

    TOTAL LIABILITIES                                                           11,496,587
                                                                             --------------

        NET ASSETS                                                            $ 49,718,563
                                                                             ==============
MEMBERS' CAPITAL
Represented by:
Net capital                                                                   $ 47,880,051
Net unrealized appreciation on investments in investment funds                   1,838,512
                                                                             --------------

    MEMBERS' CAPITAL                                                          $ 49,718,563
                                                                             ==============

    Net asset value per outstanding unit of limited liability company
        interest ($49,718,563 / 508,775 units outstanding)                    $      97.72
                                                                             ==============

The accompanying notes are an integral part of these financial statements.

GAM Avalon Lancelot, LLC
Statement of Operations
Year Ended March 31, 2003
---------------------------------------------------------------------------------------------------

INVESTMENT INCOME
    Interest                                                                          $     15,723
                                                                                     --------------

EXPENSES
    Management fee (Note 3)                                                                635,872
    Administrative and accounting fees                                                      76,408
    Professional fees                                                                       49,697
    Investor services fees                                                                  49,434
    Custody fees and expenses                                                               14,571
    Directors' fees                                                                         11,750
    Other                                                                                   45,072
                                                                                     --------------

        Gross expenses                                                                     882,804
        Fees waived (Note 3)                                                               (34,056)
                                                                                     --------------

        NET EXPENSES                                                                       848,748
                                                                                     --------------

        NET INVESTMENT LOSS                                                               (833,025)
                                                                                     --------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS IN INVESTMENT FUNDS

        NET REALIZED LOSS FROM INVESTMENTS IN INVESTMENT FUNDS                            (689,236)
        UNREALIZED APPRECIATION ON INVESTMENTS IN
          INVESTMENT FUNDS                                                               1,192,116
                                                                                     --------------

        NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS IN INVESTMENT FUNDS              502,880
                                                                                     --------------

        NET DECREASE IN MEMBERS' CAPITAL DERIVED
          FROM INVESTMENT ACTIVITIES                                                  $   (330,145)
                                                                                     ==============

The accompanying notes are an integral part of these financial statements.

GAM Avalon Lancelot, LLC
Statements of Changes in Members' Capital
------------------------------------------------------------------------------------------------------------------------------

                                                                                              2003 (a)              2002 (b)
                                                                                          --------------        --------------
    FROM INVESTMENT ACTIVITIES
        Net investment loss                                                                $   (833,025)         $   (453,607)
        Net realized loss from investments in investment funds                                 (689,236)                   --
        Net change in unrealized appreciation on investments
          in investment funds                                                                 1,192,116               646,396
                                                                                          --------------        --------------
            NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
              DERIVED FROM INVESTMENT ACTIVITIES                                               (330,145)              192,789
                                                                                          --------------        --------------

    MEMBERS' CAPITAL TRANSACTIONS
        Proceeds from sale of 372,824 and 161,847 units of limited
          liability company interest to Members, respectively                                36,353,272            16,050,700
        Proceeds from sale of 0 and 250 units of limited
          liability company interest to the Advisor, respectively                                    --                25,000
        Cost of 25,816 and 330 units repurchased from Members,
          respectively                                                                       (2,539,578)              (33,475)
                                                                                          --------------        --------------

            NET INCREASE IN MEMBERS' CAPITAL DERIVED
              FROM CAPITAL TRANSACTIONS                                                      33,813,694            16,042,225
                                                                                          --------------        --------------

            MEMBERS' CAPITAL AT BEGINNING OF PERIOD                                          16,235,014                    --
                                                                                          --------------        --------------

            MEMBERS' CAPITAL AT END OF PERIOD                                              $ 49,718,563          $ 16,235,014
                                                                                          ==============        ==============

(a) Year ended March 31, 2003
(b) Period from May 1, 2001 (commencement of operations) to March 31, 2002

The accompanying notes are an integral part of these financial statements.

GAM Avalon Lancelot, LLC
Statement of Cash Flows
Year Ended March 31, 2003
---------------------------------------------------------------------------------------------

CASH FLOWS USED IN OPERATING ACTIVITIES
  Net decrease in members' capital derived from investment activities            $  (330,145)
  Adjustments to reconcile net decrease in members' capital derived from investment activities to net cash used in operating activities:
    Redemption of investments in investment funds                                  7,515,764
    Purchases of investments in investment funds                                 (40,685,191)
    Net unrealized appreciation on investment funds                               (1,192,116)
    Increase in investments paid in advance                                       (9,000,000)
    Net realized loss on investments in investment funds                             689,236
    Decrease in expenses payable                                                    (106,290)
    Increase in management fee payable                                                36,897
                                                                                -------------

      NET CASH USED IN OPERATING ACTIVITIES                                      (43,071,845)
                                                                                -------------

CASH FLOWS FROM FINANCING ACTIVITIES
    Capital contributions                                                         47,151,274
    Capital redemptions                                                           (2,457,061)
                                                                                -------------

      NET CASH PROVIDED BY FINANCING ACTIVITIES                                   44,694,213
                                                                                -------------

      NET INCREASE IN CASH                                                         1,622,368

          Cash at beginning of year                                                  529,079
                                                                                -------------

          Cash at end of year                                                    $ 2,151,447
                                                                                =============

The accompanying notes are an integral part of these financial statements.

GAM Avalon Lancelot, LLC
Notes to Financial Statements
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         GAM Avalon Lancelot, LLC, formerly GAM Avalon Multi-Global, LLC, (the "Fund") was organized as a limited partnership under the laws of Delaware on August 22, 2000 and converted to a limited liability company on January 11, 2002. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to achieve long-term capital appreciation with diversification of risk from investments in financial markets worldwide. The Fund will use Portfolio Managers using a wide range of investment styles that may include investments in stocks, bonds, options, futures and other financial derivatives, distressed securities, and emerging markets. The Fund will not seek to emphasize any particular country, region, industry or sector, but will seek to allocate its assets among a diverse group of Portfolio Managers.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage the Fund, including authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have delegated GAM USA Inc., a Delaware corporation and Advisor of the Fund (the "Advisor"), to provide investment advice regarding the selection of the investment funds and the responsibility of the day-to-day management of the Fund.

         The Advisor, owning 250 units, is a wholly-owned subsidiary of GAM Holding AG, which is an indirect wholly-owned subsidiary of UBS AG. The Advisor is registered as an investment advisor under the Investment Advisors Act of 1940, as amended.

         GAM International Management Limited, a limited company organized under the laws of the United Kingdom, serves as an investment consultant to the Fund.

         GAM Services Inc. (the "Selling Agent"), a wholly owned subsidiary of the Advisor, acts as the Selling Agent for the Fund. The Selling Agent may appoint additional placement agents ("Placement agent") to assist in the placement of units.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         A.   PORTFOLIO VALUATION

         The net asset value of the Fund is determined as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. A fiscal period typically begins on the first business day and ends on the last business day of each month.

         The financial statements include investments valued at $49,563,703 (99.69% of members' capital), whose values have been estimated by the Advisor in the absence of readily ascertainable market values.
         Investments in limited partnerships are carried at the Fund's proportionate share of the total equity in the investee partnership and investments in offshore corporations and mutual funds are valued at the net asset value per share as of the close of business on March 31, 2003. However, because of the inherent uncertainty of valuation, those estimated values may differ from the values that would have been used had a ready market for the investments existed, and the differences could be material.

         Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the investment funds as a return of capital.

GAM Avalon Lancelot, LLC
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

         B.   INCOME RECOGNITION

         Interest  income is recorded on the accrual  basis.  Realized gains and
         losses  from  investment  fund   transactions  are  calculated  on  the
         identified cost basis.

         C.   FUND EXPENSES

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of insurance; registration expenses; certain offering and organization costs; and expenses of meetings of the Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

         D.   INCOME TAXES

         No provision for the payment of federal, state or local income taxes has been provided on the profits of the Fund. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

         E.   CASH AND CASH EQUIVALENTS

         The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents. At March 31, 2003, $2,151,447 in cash and cash equivalents was held at PFPC Trust Co.

         F.   USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Advisor to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

         The Advisor provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for the services of the Advisor, the Fund pays the Advisor a monthly management fee of 2% per annum of net assets, as of the end of business on the last day of each month.

         The Advisor has agreed to reimburse the Fund for any expenses in excess of 2.75% of average net assets. As of March 31, 2003 the Advisor reimbursed the Fund $34,056.

         The Selling Agent and Placement Agents are entitled to receive a front-end sales charge in an amount up to 5% of the gross investment in the Fund, subject to a minimum charge of 1%. Sales charges may be adjusted or waived at the sole discretion of the Selling Agent or Placement Agent. The sales charge will be added to the subscription amount and will not constitute part of the capital contribution to the Fund or part of the assets of the Fund.

         Each Director, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $3,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses.

GAM Avalon Lancelot, LLC
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

     4.  MEMBER'S CAPITAL

         As of the last business day of each month, any net profit or net loss for the fiscal period is allocated among and credited to or debited against the Capital Accounts of the Members in accordance with their respective Fund Percentages for such fiscal period. The Fund Percentage of a Member for a fiscal period shall be determined by dividing the balance of the Member's Capital Account as of the commencement of such fiscal period by the sum of the Capital Accounts of all of the Members as of the commencement of such fiscal period. The sum of the Fund Percentages of all Members for each Fiscal Period shall equal 100%.

         Initial and additional applications for interests by eligible investors may be accepted at such times as the Advisor may determine. The Fund reserves the right to reject any application for interests in the Fund.

         The Directors of the Fund, from time to time and in their complete and exclusive discretion, may determine to repurchase units from Members, including the Advisor, pursuant to written tenders by Members on such terms and conditions as the Directors may determine. The Advisor expects that generally it will recommend to the Directors that the Fund offers to repurchase units from Members two times each year, in June and December. The units redeemed during the periods ended March 31, 2003 and 2002 pursuant to such tenders are shown in the Statements of Changes in Members' Capital. No person may become a substituted Member without the written consent of the Advisor, which consent may be withheld for any reason in the Advisor's sole and absolute discretion. Units may be transferred only (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member or (ii) with the written consent of the Advisor.

     5.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the investment funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Fund's risk of loss in these investment funds is limited to the value of these investments reported by the Fund.

     6.  INVESTMENT TRANSACTIONS

         Purchases and sales of investment funds for the year ended March 31, 2003 aggregated $40,685,191 and $7,515,764 respectively.

     7.  INDEMNIFICATIONS

         In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

     8.  SUBSEQUENT EVENT

         Effective  April  1,  2003,  the  Fund  received   additional   capital
         contributions in the amount of $11,235,002.

GAM Avalon Lancelot, LLC
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

     9.  FINANCIAL HIGHLIGHTS

                                                                2003 (a)       2002 (b)
                                                             -----------     -----------
         Per unit operating performance (f)
         (For a unit of members' capital
         outstanding throughout the period):
         Net asset value, beginning of period                 $  100.36       $  100.00
                                                             -----------     -----------
         INCOME FROM INVESTMENT OPERATIONS:
         Net investment loss                                      (2.63)          (5.01)
         Net realized and unrealized gain (loss)
           on investment transactions                             (0.01)(g)        5.37
                                                             -----------     -----------

         Total from investment operations                         (2.64)           0.36
                                                             -----------     -----------

         Net asset value, end of period                       $   97.72       $  100.36
                                                             ===========     ===========

         TOTAL RETURN (c)                                         (2.63%)          0.36%


         SUPPLEMENTAL DATA:
         Net assets, end of period (000)                      $  49,719       $  16,235
         RATIO TO AVERAGE NET ASSETS:
           Expenses, before waivers (e)                            2.85%           6.51% (d)
           Expenses, net of waivers (e)                            2.74%           5.92% (d)
           Net investment loss                                    (2.69%)         (5.86%)(d)
         Portfolio turnover rate                                  25.63%           0.00%

         ---------------
     (a) Year ended March 31, 2003
     (b) Period from May 1, 2001 (commencement of operations) to March 31, 2002
     (c) Not annualized for periods less than a year
     (d) Annualized for periods less than one year
     (e) Expense ratios of investment funds are not included in the expense ratio
     (f) Based on average weighted units outstanding
     (g) The amount shown for a unit outstanding throughout the period does not accord with the aggregate net gains on investments for that period, because of the timing of sales and redemption of the Fund units in relation to changes in fair value of the investments of the Fund.

GAM Avalon Lancelot, LLC
135 East 57th Street
New York, NY 10022

DIRECTORS AND EXECUTIVE OFFICERS INFORMATION (UNAUDITED)

NAME, ADDRESS AND AGE             PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------             ----------------------------------------------

George W. Landau (83)*            Senior Advisor,  Latin America,  The Coca Cola
Director                          Company,   Atlanta,   GA,   1998  to  present.
2601 South Bayshore Drive         Director,  GAM Funds,  Inc.,  1994 to present.
Suite 1109                        President, Council of Advisors, Latin America,
Coconut Grove, FL 33133           Guardian Industries, Auburn Hills, MI, 1993 to
                                  present. Director,  Emigrant Savings Bank, New
                                  York,  NY,  1987 to present.  Director,  seven
                                  Credit Suisse Asset  Management  (CSAM) funds,
                                  formerly  known as BEA  Associates,  New York,
                                  NY,  1989  to  present.  Director,   Fundacion
                                  Chile,  Santiago,   Chile,  1992  to  present.
                                  Former   President  of  the  Council  for  the
                                  Americas  and  Americas  Society,   1985-1993.
                                  Former  Ambassador  to  Venezuela,  Chile  and
                                  Paraguay.  He  is a  director  of  twelve  GAM
                                  Funds.

Robert J. McGuire (66)*           Attorney/Consultant,   Morvillo,   Abramowitz,
Director                          Grand,  Iason  &  Silberberg,  P.C.,  1998  to
1085 Park Avenue                  present.  Director,  GAM Funds,  Inc., 1998 to
New York, NY 10128                present. Director, Emigrant Savings Bank, 1999
                                  to present.  Director, one Credit Suisse Asset
                                  Management (CSAM) fund,  formerly known as BEA
                                  Associates,  New York,  NY,  1998 to  present.
                                  President/Chief   Operating   Officer,   Kroll
                                  Associates, 1989-1997. He is a director of twelve GAM Funds.

Roland Weiser (72)*               Chairman, Intervista business consulting, 1984
Director                          to 1990.  Director,  GAM Funds,  Inc., 1988 to
86 Beekman Road                   present.  Director,  GAM  Diversity  Fund  and
Summit, NJ 07901                  Unimed   Pharmaceuticals,   Inc.,   1989-1999.
                                  Former Senior Vice President  (International),
                                  Schering Plough Corporation. He is a director of thirteen GAM Funds.

Dr. Burkhard Poschadel (57)       Group  Chief  Executive  Officer,  GAM  London
Chairman and Director             Limited,  March 2000 to present. Dr. Poschadel
12 St. James's Place              received  a  Ph.D.   in  Economics   from  the
London SW1A 1NX                   University   of   Hamburg/Freiburg.   He   was
England                           appointed Chief  Executive  Officer of the GAM
                                  Group in March 2000,  and has been a long time
                                  employee  of UBS AG. Dr.  Poschadel  served as
                                  the Head of  Human  Resources  of UBS  Private
                                  Banking  from  1998-2000  and  served  as  the
                                  Global   Head  of   Research   and   Portfolio
                                  Management from 1994-1997. He is a director of twelve GAM Funds

Kevin J. Blanchfield (48)         Managing  Director - Chief Operating  Officer,
Vice President and Treasurer      and  Chief  Financial  Officer,  GAM USA Inc.,
GAM USA Inc.                      Vice President and Treasurer, GAM Investments,
135 East 57th Street              Inc. and GAM Services  Inc.,  1993 to present.
New York, NY 10022                Senior    Vice    President,    Finance    and
                                  Administration,    Lazard    Freres   &   Co.,
                                  1991-1993.

Joseph J. Allessie (37)           General Counsel and Corporate  Secretary,  GAM
Secretary                         USA  Inc.,  GAM  Investments   Inc.,  and  GAM
GAM USA Inc.                      Services  Inc.,  1999 to  present.  Regulatory
135 East 57th Street              Officer to State of New Jersey,  Department of
New York, NY 10022                Law and Public  Safety,  Bureau of Securities,
                                  1993-1999.

* Independent Directors

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